Operating Leases as Lessor - Additional Information (Detail)			1 Months Ended	12 Months Ended
	Mar. 21, 2016	Mar. 25, 2014	Oct. 31, 2018	Dec. 31, 2018
Buildings
Operating Leased Assets [Line Items]
Ending date of lease term				Dec. 31, 2020
Namtai Investment (Shenzhen) Co., Ltd. (NTISZ) | Buildings
Operating Leased Assets [Line Items]
Ending date of lease term				Oct. 31, 2017
Namtai Investment (Shenzhen) Co., Ltd. (NTISZ) | Namtai Shenzhen
Operating Leased Assets [Line Items]
Lease agreement date				Mar. 25, 2014
Namtai Investment (Shenzhen) Co., Ltd. (NTISZ) | Namtai Shenzhen | Buildings | Lease Original Term
Operating Leased Assets [Line Items]
Lease expiration term		3 years
Beginning date of lease term		May 01, 2014
Ending date of lease term		Apr. 30, 2017
Namtai Investment (Shenzhen) Co., Ltd. (NTISZ) | Namtai Shenzhen | Buildings | Lease Extended Term
Operating Leased Assets [Line Items]
Lease expiration term	6 months
Ending date of lease term	Oct. 31, 2017
Wuxi Zastron Precision-Flex Co., Ltd. (Wuxi Zastron-Flex) | Buildings
Operating Leased Assets [Line Items]
Lease expiration term			12 years
Beginning date of lease term			Feb. 28, 2019
Ending date of lease term				Dec. 31, 2030
Operating lease rent free incentive period			10 months
Wuxi Zastron Precision-Flex Co., Ltd. (Wuxi Zastron-Flex) | Factories
Operating Leased Assets [Line Items]
Lease expiration term			12 years
Beginning date of lease term			Feb. 28, 2019
Operating lease rent free incentive period			10 months